Stockholders’ Deficit (Details Narrative) - $ / shares						1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2023	Jan. 31, 2023	Dec. 15, 2022	Nov. 01, 2021	May 20, 2021	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jan. 26, 2023	Dec. 31, 2021	Nov. 12, 2021
Class of Stock [Line Items]
Stock split description				a 1 1/3 for 1 forward stock split
Stock issued during period shares new issues			499,992
Preferred stock, shares authorized							1,000,000	1,000,000			1,000,000
Preferred stock par value							$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock shares outstanding							0	0			0
Preferred stock shares issued							0	0	0		0
Temporary equity possible redemption								1,348,049		4,000,000	1,348,049
Conversion of stock, description							as-converted basis, 25% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO	25
Sale of stock description							if: (A) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s sponsor or its affiliates, without taking into account any founder shares held by the Company’s sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”); (B) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions); and (C) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price	if: (A) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s sponsor or its affiliates, without taking into account any founder shares held by the Company’s sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”); (B) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions); and (C) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrant to purchase common stock price per share							$ 0.01				$ 0.01
Share price							$ 10.20	$ 10.20				$ 11.50
Public Warrants [Member]
Class of Stock [Line Items]
Number of warrants outstanding							7,187,500				7,187,500
Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of warrants outstanding							6,920,500				6,920,500
Common Class B [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues		791,667
Common stock, shares authorizied		1,000.00					20,000,000	20,000,000			20,000,000
Common stock, par value							$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding							791,667	4,791,667			4,791,667
Common stock, shares issued							791,667	4,791,667			4,791,667
Conversion of class B common stock to class A, shares	3,000,000	1,000.00
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues						4,791,667
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorizied		1,000,000					100,000,000	100,000,000			100,000,000
Common stock, par value							$ 0.0001	$ 0.0001			$ 0.0001
Temporary equity possible redemption							1,348,049	1,348,049			14,375,000
Common stock shares of redemption							1,348,049	1,348,049			1,348,049
Common stock, shares outstanding							5,348,049	5,348,049			0
Common stock, shares issued							5,348,049	5,348,049			0
Common stock price issued, per share							$ 11.50	$ 11.50				$ 11.50
Share price							$ 18.00	$ 18.00
Conversion of class B common stock to class A, shares		1,000,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding							0	0
Common stock, shares issued							0	0
Founder Shares [Member]
Class of Stock [Line Items]
Stock split description				a 1 1/3 for 1 forward stock split
Stock issued during period shares new issues				4,791,667	4,312,500
Share price				$ 0.005
Founder Shares [Member] | Common Class B [Member]
Class of Stock [Line Items]
Stock split description				the Company effected a recapitalization whereby a 1 1/3 for 1 forward stock split of its Class B common stock was completed so that the Sponsor owns an aggregate of 4,791,667 founder shares.
Stock issued during period shares new issues				4,791,667
Founder Shares [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock price issued, per share								$ 12.00
Share price				$ 12.00
Founder Shares [Member] | Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock price issued, per share								$ 12.00
Sponsor [Member]
Class of Stock [Line Items]
Stock split description				the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.
Stock issued during period shares new issues				4,791,667	4,312,500
Sponsor [Member] | Common Class B [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues				4,791,667